FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 1,082,525	$ 375,451
Other non-current financial liabilities	5,521,568	5,155,371
Other financial liabilities	6,604,093	5,530,822
Current lease liabilities	47,242	36,784
Non-current lease liabilities	512,140	227,440
Lease liabilities	559,382	264,224
Trade and other current payables	767,413	827,118
Trade and other non-current payables	73,558	26,847
Trade and other payables	840,971	853,965
Current financial liabilities	1,897,180	1,239,353
Non-current financial liabilities	6,107,266	5,409,658
Financial liabilities	8,004,446	6,649,011
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	124,220	141,110
Current lease liabilities	16,911	11,339
Trade and other current payables	750,968	809,813
Current financial liabilities	892,099	962,262
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	958,305	234,341
Current lease liabilities	30,331	25,445
Trade and other current payables	16,445	17,305
Current financial liabilities	1,005,081	277,091
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,462,675	3,179,704
Non-current lease liabilities	382,756	142,630
Trade and other non-current payables	38,214	21,102
Non-current financial liabilities	3,883,645	3,343,436
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	877,395	947,217
Non-current lease liabilities	58,933	38,906
Trade and other non-current payables	7,581	0
Non-current financial liabilities	943,909	986,123
Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,181,498	1,028,450
Non-current lease liabilities	70,451	45,904
Trade and other non-current payables	27,763	5,745
Non-current financial liabilities	1,279,712	1,080,099
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	598,640	95,550
Other non-current financial liabilities	4,398,398	4,417,909
Other financial liabilities	4,997,038	4,513,459
Financial liabilities	1,594,291	1,116,083
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	29,114	29,114
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	569,526	66,436
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,393,693	3,050,047
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	708,379	782,344
Bonds obligations [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	296,326	585,518
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	475,022	277,794
Other non-current financial liabilities	1,024,029	662,883
Other financial liabilities	1,499,051	940,677
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	86,243	109,889
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	388,779	167,905
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	68,982	129,657
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	169,016	164,873
Bank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	786,031	368,353
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	760,455	812,838
Trade and other non-current payables	50,577	20,116
Trade and other payables	811,032	832,954
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	744,010	795,533
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	16,445	17,305
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	22,814	17,654
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	27,763	2,462
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	6,958	14,280
Trade and other non-current payables	22,981	6,731
Trade and other payables	29,939	21,011
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	6,958	14,280
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	15,400	3,448
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	7,581	0
Accounts payable to related companies [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	3,283
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	8,863	2,107
Other non-current financial liabilities	99,141	74,579
Other financial liabilities	108,004	76,686
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	8,863	2,107
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	0
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	99,141	74,579
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	47,242	36,784
Non-current lease liabilities	512,140	227,440
Lease liabilities	559,382	264,224
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	16,911	11,339
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	30,331	25,445
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	382,756	142,630
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	58,933	38,906
Lease Liablities [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	$ 70,451	$ 45,904